Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Net Loss before Taxes

The net loss before taxes for the period of May 2, 2018 to December 31, 2018 is as follows (in thousands):

Period from May 2, 2018 to December 31, 2018
U.S. loss before taxes	$(17,348)
Foreign loss before taxes	—

Loss before income taxes	$(17,348)

Summary of Reconciliation of Income Tax Expense

A reconciliation of income tax expense for period of May 2, 2018 to December 31, 2018 is as follows (in thousands):

Period from May 2, 2018 to December 31, 2018
Current:
Federal	$—
State	—
Foreign	—

Total current income tax expense	—

Deferred:
Federal	$—
State	—
Foreign	—

Total deferred income tax expense	—

Total income tax expense	$—

Summary of Reconciliation of Federal Statutory Income Tax Rate

A reconciliation of the federal statutory income tax rate to the Company’s effective income tax rate is as follows:

Period from May 2, 2018 to December 31, 2018
Federal statutory income tax rate	21.0%
State tax	7.0
Tax credits	1.9
Change in valuation allowance	(29.9)

Total tax benefit	—%

Summary of Deferred Tax Assets

Significant components of the Company’s deferred tax assets are as follows (in thousands):

December 31, 2018
Deferred tax assets:
Net operating losses	$602
Tax credit carryforwards	346
Accrued expenses	148
Intangibles	4,085
Other	14

Net deferred tax assets before valuation allowance	5,195
Valuation allowance	(5,195)

Net deferred tax assets	$—

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the Company’s unrecognized tax benefits is as follows (in thousands):

December 31, 2018
Balance at beginning of year	$—
Increase related to current year tax provision	116

Balance at the end of the year	$116